PGIM Investments LLC

655 Broad St.

6th Floor

Newark, New Jersey 07102

January 10, 2023

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

RE:	The Prudential Variable Contract Account-2

Registration numbers 2-28316 and 811-01612

Dear Sir/Madam:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 84 to the Fund’s registration statement, which was filed electronically via EDGAR on December 29, 2022.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422.

Sincerely,

/s/ Patrick McGuinness
Patrick McGuinness
Director & Corporate Counsel